Consolidated Statement Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Continuing Operations
Service revenues and sales	$ 1,355,970	$ 1,280,545	$ 1,190,236
Cost of services provided and goods sold (excluding depreciation)	970,484	906,016	834,574
Selling, general and administrative expenses	202,260	201,964	197,426
Depreciation	25,247	24,386	21,535
Amortization	4,252	4,657	6,367
Other operating expenses (Note 7)			3,989
Total costs and expenses	1,202,243	1,137,023	1,063,891
Income from operations	153,727	143,522	126,345
Interest expense	(13,888)	(11,959)	(11,599)
Other income--net (Note 11)	717	2,268	5,874
Income before income taxes	140,556	133,831	120,620
Income taxes (Note 12)	(54,577)	(52,000)	(46,583)
Income from continuing operations	85,979	81,831	74,037
Discontinued Operations, Net of Income Taxes (note 9)			(253)
Net income	$ 85,979	$ 81,831	$ 73,784
Earnings Per Share (Note 16)
Income from continuing operations	$ 4.19	$ 3.62	$ 3.30
Net Income	$ 4.19	$ 3.62	$ 3.29
Average number of shares outstanding	20,523	22,587	22,451
Diluted Earnings Per Share (Note 16)
Income from continuing operations	$ 4.10	$ 3.55	$ 3.26
Net Income	$ 4.10	$ 3.55	$ 3.24
Average number of shares outstanding	20,945	23,031	22,742